Segment Information, Revenues by Geography and Significant Customers (Revenues by geography) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended				12 Months Ended
	Mar. 31, 2013		Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013		Mar. 31, 2012		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Domestic	$ 19,700			$ 14,900								$ 50,500		$ 60,000		$ 84,300		$ 60,000		$ 56,200
Total revenues	83,155		94,868	91,665		87,817	79,167	67,554	51,151	45,087	34,082	219,591		258,649		353,517		197,874		136,952
Revenues by geography percentage	100.00%			100.00%								100.00%		100.00%		100.00%		100.00%		100.00%
North America
Segment Reporting Information [Line Items]
Domestic	21,052	[1]		16,647	[1]							53,519	[1]	63,028	[1]	88,309	[2]	61,920	[2]	56,995	[2]
Revenues by geography percentage	25.00%	[1]		18.00%	[1]							24.00%	[1]	24.00%	[1]	25.00%	[2]	31.00%	[2]	42.00%	[2]
South America
Segment Reporting Information [Line Items]
Domestic	18,496			27,666								45,820		71,751		88,325		50,824		13,520
Revenues by geography percentage	22.00%			30.00%								21.00%		28.00%		25.00%		26.00%		10.00%
Europe, the Middle East and Africa
Segment Reporting Information [Line Items]
Foreign	31,617			36,398								90,690		91,537		130,494		68,297		55,089
Revenues by geography percentage	38.00%			40.00%								41.00%		35.00%		37.00%		35.00%		40.00%
Asia Pacific
Segment Reporting Information [Line Items]
Foreign	$ 11,990			$ 10,954								$ 29,562		$ 32,333		$ 46,389		$ 16,833		$ 11,348
Revenues by geography percentage	15.00%			12.00%								14.00%		13.00%		13.00%		8.00%		8.00%

[1]	Revenue for the United States was $19.7 million and $14.9 million for the three months ended March 31, 2013 and 2012, respectively. Revenue for the United States was $50.5 million and $60.0 million for the nine months ended March 31, 2013 and 2012, respectively.
[2]	Revenue for the United States was $84.3 million, $60.0 million and $56.2 million for fiscal 2012, 2011 and 2010, respectively.